Series Portfolios Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

July 16, 2021

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington D.C. 20549

Re:	Series Portfolios Trust (the “Trust”)
File Nos. 333-206240 and 811-23084
Kayne Anderson Renewable Infrastructure Fund S000068511

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, the Kayne Anderson Renewable Infrastructure Fund (the “Fund”), is Post‑Effective Amendment No. 116 under the 1933 Act and Amendment No. 119 under the 1940 Act to the Trust’s Registration Statement on Form N‑1A. The purpose of this filing is to make material changes to the Prospectus to incorporate disclosure relating to the prior performance of the Adviser’s comparable accounts.

Please note that the Prospectus and Statement of Additional Information relating to the Fund were recently reviewed by the SEC as Post-Effective Amendment No. 105, filed pursuant to Rule 485(a) under the 1933 Act on Form N-1A on September 17, 2020 (accession number 0000894189-20-007745). Therefore, pursuant to Release No. IC-13768, we respectfully request that the amendment be afforded limited and selective review of the revisions to the Prospectus relating to the prior performance of the Adviser’s comparable accounts.

Pursuant to Rule 485(a)(1), the Trust anticipates this filing shall become effective sixty days after filing. Prior to the effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and file updated exhibits to the Registration Statement.

If you have questions or require further information, please contact the undersigned at (414) 765-6115.

Sincerely,

/s/ Adam W. Smith
Adam W. Smith, Secretary
Series Portfolios Trust

Enclosures